UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Global Bond Fund

      Semiannual Report
March 31, 2004

CONTENTS

3	President's Letter
5	Portfolio Highlights
6	Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
29	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Global Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Global Bond Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF GLOBAL BOND FUND

March 31, 2004

Dear Shareholder

The six-month period ended March 31, 2004 gave investors renewed optimism in the financial markets. After three down years, the stock markets rebounded nicely, ending 2003 with double-digit gains both here and abroad. Bond markets posted modest gains, which were positive as well.

Favorable conditions
A number of developments drove performance upward. Bush Administration policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than eight percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

As we began 2004, inflation remained well behaved and, while rising, is still quite low relative to long-term norms. Corporations tell us their businesses are strong. First quarter corporate profits will be up more than 20 percent from year-ago levels. The March new jobs report was well above consensus estimates. GDP for the first quarter has been reported at a 4.3 percent increase.

Looking ahead
We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low.    As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we believe that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by drawing down inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election will be important. Should President Bush not be reelected, there would be concern over his tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently, China has been thought of as the icing on the world economic growth reacceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the first half of the 2004 economy will be quite strong. The second half of the year should also be solid in our opinion. Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Questions and comments
In the following pages of this report, you will find the portfolio holdings and financial highlights for your Fund. If you have any questions or comments regarding this semiannual report or your investment in Waddell & Reed Advisors Funds, please contact your financial advisor or call us at 1.888.WADDELL. You can visit us online at www.waddell.com for the most current performance information.

Thank you for your continuing confidence in the Waddell & Reed Advisors Funds.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF GLOBAL BOND FUND

Portfolio Highlights

On March 31, 2004, Waddell & Reed Advisors Global Bond Fund, Inc. had net assets totaling $261,369,195 invested in a diversified portfolio of

65.38%	Corporate Debt Securities
17.49%	Other Government Securities
6.36%	United States Government Securities
5.78%	Cash and Cash Equivalents and Forward Currency Contracts
4.99%	Common Stocks

As a shareholder of Waddell & Reed Advisors Global Bond Fund, Inc., for every $100 you had invested on March 31, 2004, your Fund owned:
Other Government Securities	$17.49
Utilities Bonds	$11.57
Financial Services Bonds	$10.65
Consumer Nondurables Bonds	$10.41
United States Government Securities	$6.36
Miscellaneous Bonds	$6.06
Cash and Cash Equivalents and Forward Currency Contracts	$5.78
Consumer Services Bonds	$5.73
Multi-Industry Bonds	$5.00
Common Stocks	$4.99
Transportation Bonds	$4.80
Raw Materials Bonds	$4.68
Energy Bonds	$3.34
Shelter Bonds	$3.14

THE INVESTMENTS OF GLOBAL BOND FUND

March 31, 2004

COMMON STOCKS	Shares	Value

Construction Materials - 1.18%
Cemex, S.A. de C.V., ADR	103,100	$3,074,442

Forest and Paper Products - 0.70%
Aracruz Celulose S.A., ADR	48,000	1,836,000

Gold and Precious Metals - 0.43%
Yanzhou Coal Mining Company Limited, Class H (A)	1,000,000	1,109,999

Mining - 1.31%
BHP Billiton Plc (A)	90,000	841,784
Noranda Inc. (A)	102,000	1,840,671
Rio Tinto plc (A)	30,000	740,905

		3,423,360

Multiple Industry - 0.88%
Companhia Vale do Rio Doce, ADR	42,000	2,305,800

Petroleum - International - 0.49%
Exxon Mobil Corporation	31,000	1,289,290

TOTAL COMMON STOCKS - 4.99%		$13,038,891

(Cost: $10,040,452)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 1.15%
FedEx Corporation,
2.65%, 4-1-07 (B)	$3,000	2,996,529

Aircraft - 0.40%
Raytheon Company,
5.375%, 4-1-13	1,000	1,046,780

Banks - 4.67%
Banco Latinoamericano de Exportaciones, S.A.,
8.5%, 1-21-05 (B)	200	206,869
Banco Santiago SA,
7.0%, 7-18-07	4,035	4,519,583
Central American Bank for Economic Integration,
6.75%, 4-15-13 (B)	1,750	1,937,712
Corp Andina Fomento Notes,
5.2%, 5-21-13	500	512,161
Export-Import Bank of Korea (The),
6.5%, 11-15-06	500	539,901
Hongkong and Shanghai Banking Corporation (The),
5.0%, 8-29- 49	2,500	2,494,317
ICICI Bank Limited,
4.75%, 10-22-08	1,000	1,013,711
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13 (B)	1,000	992,500

		12,216,754

Beverages - 3.55%
Bavaria S.A.,
8.875%, 11-1-10 (B)	500	531,250
Coca-Cola Bottling Co.,
6.85%, 11-1-07	2,000	2,257,678
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	2,000	2,390,000
Diageo Finance B.V.,
3.0%, 12-15-06	2,000	2,036,422
Miller Brewing Company,
4.25%, 8-15-08 (B)	2,000	2,069,936

		9,285,286

Broadcasting - 2.51%
British Sky Broadcasting Group plc,
7.3%, 10-15-06	4,000	4,462,232
Innova, S. De R.L. de C.V.,
9.375%, 9-19-13	1,000	1,085,000
Univision Communications Inc.,
2.875%, 10-15-06	1,000	1,009,952

		6,557,184

Business Equipment and Services - 1.59%
Allied Waste North America, Inc.,
7.625%, 1-1-06	2,000	2,130,000
Quebecor World Capital Corporation,
4.875%, 11-15-08	2,000	2,019,876

		4,149,876

Capital Equipment - 0.40%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,000	1,035,832

Chemicals - Petroleum and Inorganic - 0.43%
Braskem S.A.,
12.5%, 11-5-08 (B)	500	523,750
Monsanto Company,
7.375%, 8-15-12	500	592,696

		1,116,446

Coal - 0.41%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,080,000

Construction Materials - 1.69%
Celulosa Arauco y Constitucion S.A.:
6.95%, 9-15-05	3,000	3,184,428
8.625%, 8-15-10	1,000	1,220,266

		4,404,694

Containers - 0.39%
Packaging Corporation of America,
4.375%, 8-1-08	1,000	1,025,482

Finance Companies - 5.04%
American Honda Finance Corporation,
1.34%, 9-11-06 (B)	2,000	2,004,030
BP Capital Markets p.l.c.,
2.625%, 3-15-07	2,000	2,023,698
CSN Islands VII Corp.,
10.75%, 9-12-08 (B)	2,500	2,662,500
Caterpillar Financial Services Corporation,
3.67%, 10-4-07	1,000	1,009,014
Coca-Cola HBC Finance B.V.,
5.125%, 9-17-13	500	520,311
El Paso Production Holding Company,
7.75%, 6-1-13	1,000	927,500
Rio Tinto Finance (USA) Limited,
2.625%, 9-30-08	2,000	1,958,766
Toyota Motor Credit Corporation,
4.05%, 11-30-04	1,000	1,017,671
Toyota Motor Credit Corporation,
4.05%, 1-26-06	1,000	1,038,341

		13,161,831

Food and Related - 6.47%
Bunge Limited Finance Corp.:
4.375%, 12-15-08 (B)	500	515,138
7.8%, 10-15-12	2,000	2,406,224
5.875%, 5-15-13	1,000	1,044,377
Cadbury Schweppes Finance, p.l.c.,
5.0%, 6-26-07	500	531,960
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)	500	509,182
GRUMA, S.A. de C.V.,
7.625%, 10-15-07	5,000	5,537,500
General Mills, Inc.:
2.625%, 10-24-06	1,000	1,002,418
5.125%, 2-15-07	2,000	2,143,974
Unilever N.V., Unilever PLC, and Unilever Capital Corporation,
5.125%, 12-20-06	3,000	3,211,935

		16,902,708

Forest and Paper Products - 3.14%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	2,250	2,357,240
Bowater Canada Finance Corporation,
7.95%, 11-15-11	500	533,125
International Paper Company:
4.25%, 1-15-09	500	513,003
5.85%, 10-30-12	1,000	1,073,749
Inversiones CMPC S.A.,
4.875%, 6-18-13 (B)	1,000	992,251
Votorantim Overseas,
7.875%, 1-23-14 (B)	500	473,750
Weyerhauser Company,
6.75%, 3-15-12	2,000	2,259,300

		8,202,418

Health Care - Drugs - 1.02%
Monsanto Company,
5.75%, 12-1-05	2,500	2,666,163

Leisure Time Industry - 1.94%
Carnival Corporation,
3.75%, 11-15-07 (B)	1,000	1,021,507
Royal Caribbean Cruises Ltd.,
8.125%, 7-28-04	4,000	4,060,000

		5,081,507

Mining - 4.25%
Corporacion Nacional del Cobre de Chile,
5.5%, 10-15-13 (B)	1,000	1,053,634
Falconbridge Limited,
7.35%, 11-1-06	2,500	2,738,317
Freeport-McMoRan Copper & Gold Inc.,
10.125%, 2-1-10	3,000	3,405,000
Vale Overseas Limited,
8.625%, 3-8-07	3,500	3,902,500

		11,099,451

Multiple Industry - 5.00%
Bayer Corporation,
6.2%, 2-15-08 (B)	2,100	2,287,173
CRH America, Inc.,
5.3%, 10-15-13	500	522,428
Cargill, Inc.,
5.0%, 11-15-13 (B)	2,000	2,040,440
General Motors Acceptance Corporation,
6.75%, 1-15-06	2,000	2,137,612
Hutchinson Whampoa International (03/33) Limited,
6.25%, 1-24-14 (B)	1,000	1,037,498
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	1,250	1,272,016
Tyco International Group S.A.:
6.375%, 2-15-06	1,500	1,597,043
6.375%, 10-15-11	2,000	2,187,556

		13,081,766

Non-Residential Construction - 0.21%
Vodohospodarska vystavba, statny podnik,
7.25%, 12-19-06	500	560,000

Petroleum - Domestic - 0.22%
Valero Energy Corpoartion,
6.875%, 4-15-12	500	575,537

Petroleum - International - 2.71%
Devon Energy Corporation,
2.75%, 8-1-06	2,000	2,012,794
OAO Siberian Oil Company, Loan Participation Notes due 2007, issued by, but without recourse to, Salomon Brothers AG for the purpose of financing a loan to OAO Siberian Oil Company,
11.5%, 2-13-07	2,000	2,275,000
Open Joint Stock Company Gazprom,
9.125%, 4-25-07	2,000	2,250,000
YPF Sociedad Anonima,
7.75%, 8-27-07	500	547,500

		7,085,294

Publishing - 1.28%
Pearson Inc.,
7.375%, 9-15-06 (B)	3,000	3,350,403

Railroad - 1.53%
CSX Corporation,
5.5%, 8-1-13	1,000	1,056,661
MRS Logistica S.A.,
10.625%, 8-15-05	2,900	2,929,000

		3,985,661

Retail - Food Stores - 0.75%
Safeway Inc.,
3.8%, 8-15-05	1,920	1,964,206

Security and Commodity Brokers - 0.94%
SLM Corporation,
3.48%, 4-1-14	2,500	2,468,750

Trucking and Shipping - 2.12%
WMX Technologies, Inc.,
7.0%, 10-15-06	5,000	5,548,265

Utilities - Electric - 3.39%
DTE Energy Company,
6.0%, 6-1-04	500	503,440
Empresa Nacional de Electricidad S.A.:
7.75%, 7-15-08	1,000	1,104,824
8.35%, 8-1-13	500	564,141
HQI Transelec Chile S.A.,
7.875%, 4-15-11	2,000	2,357,674
Southern Company Capital Funding, Inc.,
5.3%, 2-1-07	1,000	1,090,179
TXU Corp.,
6.375%, 6-15-06	3,000	3,236,250

		8,856,508

Utilities - Gas and Pipeline - 1.57%
FirstEnergy Corp.,
5.5%, 11-15-06	2,000	2,126,574
Sonat Inc.,
6.875%, 6-1-05	2,000	1,975,000

		4,101,574

Utilities - Telephone - 6.61%
Compania de Telecomunicaciones de Chile S.A.:
8.375%, 1-1-06	3,350	3,666,977
7.625%, 7-15-06	1,650	1,811,372
Comtel Brasileira Ltda.:
10.75%, 9-26-04	4,750	4,916,250
10.75%, 9-26-04 (B)	250	258,750
Sprint Capital Corporation,
6.125%, 11-15-08	1,000	1,102,291
TELUS Corporation,
7.5%, 6-1-07	1,000	1,137,476
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	4,000	4,390,400

		17,283,516

TOTAL CORPORATE DEBT SECURITIES - 65.38%		$170,890,421

(Cost: $163,396,526)

OTHER GOVERNMENT SECURITIES

Australia - 3.60%
Commonwealth of Australia,
7.5%, 7-15-05 (C)	AUD 12,000	9,414,064

Brazil - 0.73%
Federative Republic of Brazil (The):
10.0%, 1-16-07	$1,000	1,097,500
2.0%, 4-15-24	1,000	817,500

		1,915,000

Chile - 1.34%
Republic of Chile:
5.625%, 7-23-07	2,300	2,495,730
1.52%, 1-28-08	1,000	1,001,250

		3,496,980

Hong Kong - 1.93%
International Finance Corporation,
5.18%, 3-8-07 (C)	HKD 36,000	5,033,569

Japan - 4.43%
Japan Government 15-year,
0.62%, 1-20-18 (C)	JPY 1,200,000	11,575,485

Russia - 0.65%
Russian Federation,
8.25%, 3-31-10 (B)	$1,500	1,702,500

Supranational - 0.91%
European Investment Bank,
2.88%, 1-17-06 (C)	HKD 18,000	2,380,505

United Kingdom - 3.90%
United Kingdom Treasury,
8.5%, 12-7-05 (C)	GBP 5,200	10,198,759

TOTAL OTHER GOVERNMENT SECURITIES - 17.49%		$45,716,862

(Cost: $44,624,535)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 0.96%
Federal National Mortgage Association,
2.55%, 8-17-06	2,500	2,503,935

Mortgage-Backed Obligations - 1.74%
Agency REMIC/CMO Interest Only:
5.0%, 3-15-11	14,570	1,039,004
5.0%, 2-15-20	2,600	311,178
5.0%, 6-15-22	3,780	343,208
5.0%, 7-15-22	12,954	1,267,825
5.0%, 1-15-23	2,496	254,922
5.5%, 8-15-23	13,451	1,347,352

		4,563,489

Treasury Obligations - 3.66%
United States Treasury Notes,
2.625%, 5-15-08	9,500	9,557,893

TOTAL UNITED STATES GOVERNMENT SECURITIES - 6.36%		$16,625,317

(Cost: $16,569,517)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.03%	Face Amount in Thousands

Chinese Yuan Reminbi, 3-17-05 (C)	CNY 20,631	(1,637)
Euro Dollar, 10-28-04 (C)	EUR 2,000	46,000
Euro Dollar, 10-28-04 (C)	2,000	27,000
Japanese Yen, 8-05-04 (C)	JPY 270,883	151,100
Japanese Yen, 8-05-04 (C)	270,883	(79,649)
Japanese Yen, 10-14-04 (C)	263,385	44,045
Japanese Yen, 10-14-04 (C)	133,528	39,753
Japanese Yen, 10-14-04 (C)	130,587	11,350
Japanese Yen, 10-14-04 (C)	527,501	(276,140)
Japanese Yen, 10-28-04 (C)	258,460	22,440
Japanese Yen, 10-28-04 (C)	260,940	27,403
Singapore Dollar, 3-14-05 (C)	SGD 4,434	60,048

		$71,713

TOTAL SHORT-TERM SECURITIES - 5.08%		$13,276,542

(Cost: $13,276,542)

TOTAL INVESTMENT SECURITIES - 99.33%		$259,619,746

(Cost: $247,907,572)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.67%		1,749,449

NET ASSETS - 100.00%		$261,369,195

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.
(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the total value of these securities amounted to $30,203,134 or 11.56% of net assets.

(C)
Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CNY - Chinese Yuan Reminbi, EUR - Euro, GBP - Great Britain Pound, HKD - Hong Kong Dollar, JPY - Japanese Yen, SGD - Singapore Dollar)

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

GLOBAL BOND FUND
March 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$247,908) (Notes 1 and 3)	$259,620
Cash	8,212
Receivables:
Interest	3,424
Fund shares sold	493
Prepaid and other assets	35

Total assets	271,784

LIABILITIES
Payable for investment securities purchased	9,480
Payable to Fund shareholders	748
Accrued shareholder servicing (Note 2)	63
Accrued service fee (Note 2)	54
Accrued accounting and administrative services fees (Note 2)	8
Accrued management fee (Note 2)	4
Accrued distribution fee (Note 2)	2
Other	56

Total liabilities	10,415

Total net assets	$261,369

NET ASSETS
$1.00 par value capital stock:
Capital stock	$71,685
Additional paid-in capital	255,832
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3,006
Accumulated undistributed net realized loss on investment transactions	(80,875)
Net unrealized appreciation in value of investments	11,721

Net assets applicable to outstanding units of capital	$261,369

Net asset value per share (net assets divided by shares outstanding):
Class A	$3.65
Class B	$3.64
Class C	$3.64
Class Y	$3.65
Capital shares outstanding:
Class A	65,421
Class B	1,903
Class C	966
Class Y	3,395
Capital shares authorized	400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

GLOBAL BOND FUND
For the Six Months Ended March 31, 2004
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$5,915
Dividends	58

Total income	5,973

Expenses (Note 2):
Investment management fee	787
Shareholder servicing:
Class A	320
Class B	17
Class C	7
Class Y	9
Service fee:
Class A	282
Class B	7
Class C	3
Accounting and administrative services fees	47
Distribution fee:
Class A	8
Class B	22
Class C	10
Audit fees	15
Custodian fees	13
Legal fees	4
Other	98

Total expenses	1,649

Net investment income	4,324

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	1,604
Realized net loss on forward currency contracts	(540)
Realized net gain on futures contracts	129
Realized net gain on foreign currency transactions	3,102

Realized net gain on investments	4,295

Unrealized appreciation in value of securities during the period	2,195
Unrealized appreciation in value of forward currency contracts during the period	612

Unrealized appreciation in value of investments during the period	2,807

Net gain on investments	7,102

Net increase in net assets resulting from operations	$11,426

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

GLOBAL BOND FUND
(In Thousands)

	For the six months ended 3/31/04	For the fiscal year ended 9/30/03

INCREASE IN NET ASSETS
Operations:
Net investment income	$4,324	$11,564
Realized net gain (loss) on investments	4,295	(297)
Unrealized appreciation	2,807	18,993

Net increase in net assets
resulting from operations	11,426	30,260

Dividends to shareholders from net investment income (Note 1D):(1)
Class A	(4,087)	(11,428)
Class B	(77)	(162)
Class C	(39)	(51)
Class Y	(217)	(456)

	(4,420)	(12,097)

Capital share transactions (Note 5)	5,607	(11,376)

Total increase	12,613	6,787
NET ASSETS
Beginning of period	248,756	241,969

End of period	$261,369	$248,756

Undistributed net investment income	$3,006	$-

(1)See "Financial Highlights" on pages 18 - 21.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3/31/04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$3.55		$3.29	$3.49	$3.56	$3.88	$4.12

Income (loss) from investment operations:
Net investment income	0.06		0.17	0.20	0.21	0.33	0.35
Net realized and unrealized gain (loss) on investments	0.10		0.26	(0.20)	(0.07)	(0.32)	(0.24)

Total from investment operations	0.16		0.43	0.00	0.14	0.01	0.11

Less dividends declared from net investment income	(0.06)		(0.17)	(0.20)	(0.21)	(0.33)	(0.35)

Net asset value, end of period	$3.65		$3.55	$3.29	$3.49	$3.56	$3.88

Total return(1)	4.66%		13.39%	0.04%	4.11%	0.21%	2.66%
Net assets, end of period (in millions)	$239		$231	$230	$251	$297	$371
Ratio of expenses to average net assets	1.29	%(2)	1.24%	1.22%	1.19%	1.16%	1.06%
Ratio of net investment income to average net assets	3.45	%(2)	4.98%	5.91%	6.02%	8.79%	8.60%
Portfolio turnover rate	52%		113%	76%	71%	54%	46%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period

	For the six months ended		For the fiscal year ended September 30,			For the period from 10/6/99(1) to
	3/31/04		2003	2002	2001	9/30/00

Net asset value, beginning of period
	$3.55		$3.29	$3.49	$3.56	$3.88

Income (loss) from
investment operations:
Net investment income	0.04		0.14	0.17	0.18	0.29
Net realized and unrealized gain (loss) on investments	0.10		0.26	(0.20)	(0.07)	(0.32)

Total from investment
operations	0.14		0.40	(0.03)	0.11	(0.03)

Less dividends declared from net investment income	(0.05)		(0.14)	(0.17)	(0.18)	(0.29)

Net asset value,
end of period	$3.64		$3.55	$3.29	$3.49	$3.56

Total return	3.92%		12.26%	-0.93%	3.13%	-0.87%
Net assets, end of period (in millions)
	$7		$5	$3	$3	$2
Ratio of expenses to average net assets
	2.52	%(2)	2.24%	2.20%	2.13%	2.06	%(2)
Ratio of net investment income to average net assets

	2.22	%(2)	3.90%	4.93%	5.05%	7.87	%(2)
Portfolio turnover rate	52%		113%	76%	71%	54	%(3)

(1)Commencement of operations of the class. (2)Annualized. (3) For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the period from 10/6/99(1) to
	3/31/04		2003	2002	2001	9/30/00

Net asset value, beginning of period	$3.55		$3.29	$3.49	$3.56	$3.88

Income (loss) from investment operations:
Net investment income	0.05		0.14	0.17	0.17	0.29
Net realized and unrealized gain (loss) on investments	0.09		0.26	(0.20)	(0.07)	(0.32)

Total from investment operations	0.14		0.40	(0.03)	0.10	(0.03)

Less dividends declared from net investment income	(0.05)		(0.14)	(0.17)	(0.17)	(0.29)

Net asset value, end of period	$3.64		$3.55	$3.29	$3.49	$3.56

Total return	3.96%		12.24%	-0.94%	2.97%	-0.95%
Net assets, end of period (000 omitted)	$3,522		$2,245	$1,052	$538	$242
Ratio of expenses to average net assets	2.18	%(2)	2.27%	2.20%	2.31%	2.14	%(2)
Ratio of net investment income to average net assets	2.56	%(2)	3.76%	4.92%	4.83%	7.78	%(2)
Portfolio turnover rate	52%		113%	76%	71%	54	%(3)

(1)Commencement of operations of the class. (2)Annualized. (3) For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3/31/04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$3.55		$3.29	$3.49	$3.56	$3.88	$4.12

Income (loss) from investment operations:
Net investment income	0.07		0.18	0.22	0.22	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.10		0.26	(0.20)	(0.07)	(0.32)	(0.24)

Total from investment operations	0.17		0.44	0.02	0.15	0.02	0.12

Less dividends declared from net investment income	(0.07)		(0.18)	(0.22)	(0.22)	(0.34)	(0.36)

Net asset value, end of period	$3.65		$3.55	$3.29	$3.49	$3.56	$3.88

Total return	4.83%		13.80%	0.40%	4.46%	0.53%	2.95%
Net assets, end of period (in millions)	$12		$11	$7	$2	$3	$3
Ratio of expenses to average net assets	0.90	%(1)	0.87%	0.86%	0.85%	0.84%	0.77%
Ratio of net investment income to average net assets	3.84	%(1)	5.28%	6.25%	6.34%	9.12%	8.89%
Portfolio turnover rate	52%		113%	76%	71%	54%	46%

(1)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Global Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

E. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

F. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Fund uses forward contracts to attempt to reduce the overall risk of its investments.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $286,396. During the period ended March 31, 2004, W&R received $14,702 and $717 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $192,774 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $9,450, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $105,161,701, while proceeds from maturities and sales aggregated $94,949,010. Purchases of short-term securities and U.S. Government obligations aggregated $554,115,084 and $20,878,585, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government obligations aggregated $540,581,071 and $37,062,313 respectively.

For Federal income tax purposes, cost of investments owned at March 31, 2004 was $247,907,572, resulting in net unrealized appreciation of $11,640,461, of which $12,105,828 related to appreciated securities and $465,367 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$12,070,797
Distributed ordinary income	12,085,309
Undistributed ordinary income	-

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	1,273,649

Post-October losses deferred	-

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2004	$7,783,310
September 30, 2007	1,199,357
September 30, 2008	21,577,429
September 30, 2009	39,713,139
September 30, 2010	10,992,010
September 30, 2011	1,273,649

Total carryover	$82,538,894

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended 3-31-04	For the fiscal year ended 9-31-03

Shares issued from sale of shares:
Class A	8,201	9,394
Class B	707	732
Class C	430	533
Class Y	404	817
Shares issued from reinvestment of dividends:
Class A	1,071	3,060
Class B	21	45
Class C	10	14
Class Y	61	132
Shares redeemed:
Class A	(8,959)	(17,433)
Class B	(257)	(383)
Class C	(107)	(234)
Class Y	(46)	(109)

Increase (decrease) in outstanding capital shares	1,536	(3,432)

Value issued from sale of shares:
Class A	$29,488	$32,398
Class B	2,545	2,544
Class C	1,546	1,867
Class Y	1,457	2,820
Value issued from reinvestment of dividends:
Class A	3,846	10,518
Class B	75	155
Class C	38	48
Class Y	217	455
Value redeemed:
Class A	(32,132)	(59,675)
Class B	(925)	(1,326)
Class C	(385)	(802)
Class Y	(163)	(378)

Increase (decrease) in outstanding capital	$5,607	$(11,376)

NOTE 6 - Futures

The Fund may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Global Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Global Bond Fund, Inc. (the "Fund") as of March 31, 2004, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Global Bond Fund, Inc. as of March 31, 2004, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 14, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
      WADDELL & REED
      CLIENT SERVICES
      6300 Lamar Avenue
      P.O. Box 29217
      Shawnee Mission, KS 66201-9217
      (888) WADDELL
      (888) 923-3355

Our INTERNET address is:
      http://www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1015SA (3-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By         /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date June 8, 2004

By         /s/Theodore W. Howard
         Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 8, 2004